Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended											12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 years	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2010	Jul. 23, 2010 KC Distance Learning, Inc. [Member]	Sep. 30, 2011 School One [Member]	Jun. 30, 2011 School One [Member]	Sep. 30, 2010 School One [Member]	Jun. 30, 2010 School One [Member]	Jun. 30, 2009 School One [Member]	Sep. 30, 2011 School Two [Member]	Jun. 30, 2011 School Two [Member]	Sep. 30, 2010 School Two [Member]	Jun. 30, 2010 School Two [Member]	Jun. 30, 2009 School Two [Member]	Jun. 30, 2011 Capitalized Curriculum Development [Member]	Jun. 30, 2010 Capitalized Curriculum Development [Member]	Jun. 30, 2009 Capitalized Curriculum Development [Member]	Sep. 30, 2011 Investment In Web International Education Group [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues and instructional costs and services		$ 136,100,000	$ 106,600,000	$ 92,800,000
Revenues included a reduction in operating losses		39,200,000	32,600,000	28,300,000
Individual customers who prepay and have access to curriculum in months, minimum		12
Individual customers who prepay and have access to curriculum in months, maximum		24
Number of shares issued						2,750,000
Percentage of revenues recognized from schools	56.00%	85.00%	97.00%	94.00%	50.00%		7.00%	13.00%	12.00%	14.00%	14.00%	9.00%	13.00%	12.00%	14.00%	14.00%
Percentage of accounts receivable	13.00%	12.00%	15.00%
Amount of insurance limit		0
Amount of insurance coverage returned		250,000
Allowance for doubtful accounts	1,983,000	1,777,000	1,363,000
Excess and obsolete inventory reserve	3,000,000	2,900,000	1,900,000
Estimated useful life of software		3
Capitalized software development additions		9,900,000	9,300,000	9,800,000
Capitalized software development, amortization expense		8,900,000	3,900,000	2,600,000
Amortization expense		3,100,000	200,000	100,000													10,400,000	5,700,000	3,400,000
Capitalized curriculum development additions		18,100,000	13,900,000	13,900,000
Finite-lived intangible assets	41,800,000	41,800,000	14,500,000
Finite lived intangible assets, accumulated amortization	4,400,000	3,500,000	400,000
Goodwill	66,668,000	55,627,000	1,825,000	300,000
Goodwill, impairment		0	0	0
Impairment		0	0	300,000
Common stock outstanding	36,277,533	35,927,452	30,441,412
Shares not included in the diluted loss per common share calculation		317,913	1,048,749	1,001,259
Estimated fair value of investment		10,000,000
Estimated fair value of investment in Web International Education Group (Web)		17,200,000																		10,000,000
Increase in goodwill due to acquisition	$ 11,100,000